BUSINESS COMBINATIONS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Price per share		$ 10.00
Members of CareMax
Business Acquisition [Line Items]
Aggregate consideration payable		$ 364
Cash consideration (as a percent)		68.00%
Earnout Shares	3,500,000	3,500,000
Members of IMC
Business Acquisition [Line Items]
Aggregate consideration payable		$ 250
Cash consideration (as a percent)		45.00%
Earnout Shares	2,900,000	2,900,000